Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 12, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated December 12, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014, March 14, 2014, April 28, 2014, June 3, 2014, June 16, 2014,
July 15, 2014, August 18, 2014, October 1, 2014, and November 12, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES